Mortgage Notes Payable:	12 Months Ended
Dec. 31, 2010
Mortgage Notes Payable:
Mortgage Notes Payable:

10. Mortgage Notes Payable:

        Mortgage notes payable at December 31, 2010 and 2009 consist of the following:

	Carrying Amount of Mortgage Notes(1)
	2010		2009
					Interest Rate(2)	Monthly Debt Service(3)	Maturity Date
Property Pledged as Collateral	Other	Related Party	Other	Related Party
Capitola Mall	$—	$33,459	$—	$35,550	7.13%	$380	2011
Carmel Plaza(4)	—	—	24,309	—	—	—	—
Chandler Fashion Center(5)	159,360		163,028	—	5.50%	1,043	2012
Chesterfield Towne Center(6)	50,462	—	52,369	—	9.07%	548	2024
Danbury Fair Mall(7)	109,657	109,657	163,111	—	5.53%	1,351	2020
Deptford Mall	172,500	—	172,500	—	5.41%	778	2013
Deptford Mall	15,248	—	15,451	—	6.46%	101	2016
Fiesta Mall	84,000	—	84,000	—	4.98%	348	2015
Flagstaff Mall	37,000	—	37,000	—	5.03%	155	2015
Freehold Raceway Mall(5)(8)	232,900	—	165,546	—	4.20%	805	2018
Fresno Fashion Fair	82,792	82,791	83,781	83,780	6.76%	1,104	2015
Great Northern Mall	38,077	—	38,854	—	5.19%	234	2013
Hilton Village	8,581	—	8,564	—	5.27%	37	2012
La Cumbre Plaza(9)	23,113	—	30,000	—	2.44%	22	2011
Northgate, The Mall at(10)	38,115		8,844		7.00%	191	2013
Northridge Mall(11)	—	—	71,486	—	—	—	—
Oaks, The(12)	165,000	—	165,000	—	2.31%	276	2011
Oaks, The(13)	92,264	—	92,224	—	2.83%	184	2011
Pacific View	84,096	—	85,797	—	7.20%	649	2011
Panorama Mall(14)	—	—	50,000	—	—	—	—
Paradise Valley Mall(15)	85,000	—	85,000	—	6.30%	390	2012
Prescott Gateway	60,000	—	60,000	—	5.86%	293	2011
Promenade at Casa Grande(16)	79,104	—	86,617	—	5.21%	297	2013
Rimrock Mall	40,650	—	41,430	—	7.57%	320	2011
Salisbury, Center at	115,000	—	115,000	—	5.83%	559	2016
Santa Monica Place(17)	—	—	76,652	—	—	—	—
SanTan Village Regional Center(18)	138,087	—	136,142	—	2.94%	289	2011
Shoppingtown Mall	39,675	—	41,381	—	5.01%	319	2011
South Plains Mall(19)	104,132	—	53,936	—	6.53%	648	2015
South Towne Center	87,726	—	88,854	—	6.39%	554	2015
Towne Mall	13,348	—	13,869	—	4.99%	100	2012
Tucson La Encantada	—	76,437	—	77,497	5.84%	448	2012
Twenty Ninth Street(20)	106,244	—	106,703	—	5.45%	483	2011
Valley River Center	120,000	—	120,000	—	5.59%	559	2016
Valley View Center(21)	125,000	—	125,000	—	5.81%	596	2011
Victor Valley, Mall of(22)	100,000	—	100,000	—	6.94%	578	2011
Vintage Faire Mall(23)	135,000	—	62,186	—	8.37%	942	2015
Westside Pavilion(24)	175,000	—	175,000	—	7.81%	1,130	2011
Wilton Mall(25)	40,000	—	39,575	—	1.26%	31	2013

	$2,957,131	$302,344	$3,039,209	$196,827

(1)
The mortgage notes payable balances include the unamortized debt premiums (discounts). Debt premiums (discounts) represent the excess (deficiency) of the fair value of debt over (under) the principal value of debt assumed in various acquisitions and are amortized into interest expense over the remaining term of the related debt in a manner that approximates the effective interest method.

Debt premiums (discounts) as of December 31, 2010 and 2009 consist of the following:

Property Pledged as Collateral	2010	2009
Danbury Fair Mall(7)	$—	$4,938
Deptford Mall	(30)	(36)
Freehold Raceway Mall(8)	—	5,507
Great Northern Mall	(82)	(110)
Hilton Village	(19)	(36)
Shoppingtown Mall	482	1,565
Towne Mall	183	277

	$534	$12,105

(2)
The interest rate disclosed represents the effective interest rate, including the debt premiums (discounts), deferred finance costs and notional amounts covered by interest rate swap agreements.

(3)
The monthly debt service represents the monthly payment of principal and interest.

(4)
On April 7, 2010, the loan was paid off in full.

(5)
On September 30, 2009, 49.9% of the loan was assumed by a third party in connection with entering into a co-venture arrangement with that unrelated party. See Note 12—Co-Venture Arrangement.

(6)
In addition to monthly principal and interest payments, contingent interest, as defined in the loan agreement, may be due to the extent that 35% of the amount by which the property's gross receipts exceeds a base amount. The Company recognized contingent interest expense of $0, ($331) and $285 for the year ended December 31, 2010, 2009 and 2008, respectively. This loan was paid off in full on February 1, 2011.
(7)
On September 10, 2010, the Company replaced the existing loan on the property with a new $220,000 loan that bears interest at 5.53% and matures on October 1, 2020. In addition, the loan provides for $30,000 of additional borrowings at 5.50% depending on certain conditions. As a result of the refinancing of the debt, the Company recognized a gain on early extinguishment of $2,123, which represented the unamortized premium then outstanding.

(8)
On December 29, 2010, the Company replaced the existing loan on the property with a new $232,900 loan that bears interest at 4.20% and matures on January 1, 2018. As a result of the refinancing of the debt, the Company recognized a gain on early extinguishment of debt of $2,073, which represented the unamortized premium then outstanding.

(9)
The loan bears interest at LIBOR plus 0.88% that was set to mature on December 9, 2010. On the maturity date, the loan was extended to December 9, 2011 and has a remaining extension option, subject to certain conditions, to extend to June 9, 2012. The loan is covered by an interest rate cap agreement that effectively prevents LIBOR from exceeding 3.0% over the loan term. See Note 5—Derivative Instruments and Hedging Activities. The total interest rate was 2.44% and 2.11% at December 31, 2010 and 2009, respectively.

(10)
The construction loan allows for total borrowings of up to $60,000, bears interest at LIBOR plus 4.50% with a total interest rate floor of 6.0% and matures on January 1, 2013, with two one-year extension options. The loan also includes options for additional borrowings of up to $20,000 depending on certain conditions. The total interest rate was 7.00% and 6.90% at December 31, 2010 and 2009, respectively.

(11)
On February 12, 2010, the loan was paid off in full.

(12)
The loan bears interest at LIBOR plus 1.75% and matures on July 10, 2011 with two one-year extension options. The Company placed an interest rate cap agreement on the loan that effectively prevents LIBOR from exceeding 6.25% on $150,000 of the loan amount over the loan term. See Note 5—Derivative Instruments and Hedging Activities. At December 31, 2010 and 2009, the total interest rate was 2.31% and 2.28%, respectively.

(13)
The construction loan allows for total borrowings of up to $135,000, bears interest at LIBOR plus a spread of 1.75% to 2.10%, depending on certain conditions and matures on July 10, 2011, with two one-year extension options. At December 31, 2010 and 2009, the total interest rate was 2.83% and 6.75%, respectively.

(14)
On July 2, 2010, the loan was paid off in full.

(15)
The loan bears interest at LIBOR plus 4.0% with a total interest rate floor of 5.50% and matures on August 31, 2012 with two one-year extension options. The loan is covered by an interest rate cap agreement that effectively prevents LIBOR from exceeding 5.0% over the loan term. See Note 5—Derivative Instruments and Hedging Activities. At December 31, 2010 and 2009, the total interest rate was 6.30%.

(16)
On December 30, 2010, the Company replaced the existing loan on the property with a new $79,104 loan that bears interest at LIBOR plus 4.0% with a LIBOR rate floor of 0.50% and matures on December 30, 2013. At December 31, 2010 the total interest rate was 5.21%.

(17)
On October 1, 2010, the loan was paid off in full.

(18)
The construction loan allows for total borrowings of up to $145,000 and bears interest at LIBOR plus a spread of 2.10% to 2.25%, depending on certain conditions. The loan matures on June 13, 2011, with two one-year extension options. At December 31, 2010 and 2009, the total interest rate was 2.94% and 2.93%, respectively.

(19)
On March 31, 2010, the Company replaced the existing loan on the property with a new $105,000 fixed rate loan that bears interest at 6.53% and matures on April 11, 2015.
(20)
The loan bears interest at LIBOR plus 3.40% with a total interest rate floor of 5.25% and was to mature on March 25, 2011. At December 31, 2010 and 2009, the total interest rate was 5.45% and 10.02%, respectively. On January 18, 2011, the Company replaced the existing loan on the property with a new $107,000 loan that bears interest at LIBOR plus 2.63% with no interest rate floor and matures on January 18, 2016.

(21)
On July 15, 2010, a court appointed receiver ("Receiver") assumed operational control of Valley View Center and responsibility for managing all aspects of the property. The Company anticipates the disposition of the asset, which is under the control of the Receiver, will be executed through foreclosure, deed in lieu of foreclosure, or by some other means, and is expected to be completed within the next twelve months. Although the Company is no longer funding any cash shortfall, it will continue to record the operations of Valley View Center until the title for the Center is transferred and its obligation for the loan is discharged. Once title to the Center is transferred, the Company will remove the net assets and liabilities from the Company's consolidated balance sheets. The mortgage note payable on Valley View Center is non-recourse to the Company.

(22)
The loan bears interest at LIBOR plus 1.60% and matures on May 6, 2011, with two one-year extension options. The Company placed an interest rate swap on the loan that effectively converts the loan from floating rate debt to fixed rate debt of 6.94% until April 25, 2011. See Note 5—Derivative Instruments and Hedging Activities. At December 31, 2010 and 2009, the total interest rate on the loan was 6.94% and 2.09%, respectively.

(23)
On April 27, 2010, the Company replaced the existing loan on the property with a new $135,000 loan that bears interest at LIBOR plus 3.0% and matures on April 27, 2015. The Company placed an interest rate swap on the loan that effectively converts the loan from floating rate debt to fixed rate debt of 8.37% until April 25, 2011. See Note 5—Derivative Instruments and Hedging Activities. At December 31, 2010, the total interest rate was 8.37%.

(24)
The loan bears interest at LIBOR plus 2.00% and matures on June 5, 2011, with two one-year extension options. The loan is covered by an interest rate cap agreement that effectively prevents LIBOR from exceeding 5.50% over the initial loan term. In addition, the Company placed an interest rate swap on the loan that effectively converts $165,000 of the loan amount from floating rate debt to fixed rate debt of 8.08% until April 25, 2011. See Note 5—Derivative Instruments and Hedging Activities. At December 31, 2010 and 2009, the total interest rate on the loan was 7.81% and 3.24%, respectively.

(25)
On August 2, 2010, the Company replaced the existing loan on the property with a new $40,000 loan that bears interest at LIBOR plus 0.675% and matures August 1, 2013. As additional collateral for the loan, the Company is required to maintain a deposit of $40,000 with the lender. The interest on the deposit is not restricted. At December 31, 2010, the total interest rate was 1.26%.

        Most of the mortgage loan agreements contain a prepayment penalty provision for the early extinguishment of the debt.

        The Company expects all 2011 loan maturities, except Valley View Center, will be refinanced, extended and/or paid-off from the Company's line of credit or with cash on hand.

        Total interest expense capitalized during the years ended December 31, 2010, 2009 and 2008 was $25,664, $21,294 and $33,281, respectively.

        Related party mortgage notes payable are amounts due to affiliates of NML. See Note 19—Related-Party Transactions for interest expense associated with loans from NML.

        The fair value of mortgage notes payable at December 31, 2010 and 2009 was $3,438,674 and $2,897,332, respectively, based on current interest rates for comparable loans. The method for computing fair value was determined using a present value model and an interest rate that included a credit value adjustment based on the estimated value of the property that serves as collateral for the underlying debt.

        The future maturities of mortgage notes payable are as follows:

2011	$1,200,656
2012	348,981
2013	380,380
2014	16,123
2015	597,278
Thereafter	715,523

3,258,941
Debt premium, net	534

$3,259,475